GENERAL (Details)	Dec. 31, 2011
GENERAL [Abstract]
Number of very large crude oil carriers owned	20
Number of Suezmax crude oil carriers owned	8
Number of oil/bulk/ore carriers owned	5
Number of Supramax drybulk carriers owned	4
Number of Handysize drybulk carriers owned	2
Number of container vessels owned	9
Number of jack-up drilling rigs owned	1
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method	3
Number of offshore supply vessels owned	6
Number of chemical tankers owned	2
Number of non-double hull very large crude oil carriers owned, the sales of which have been agreed	3
Number of wholly-owned subsidiaries that have chartered-in vessels on a long-term bareboat basis	2
Number of Handysize drybulk carriers contracted to be acquired	5
Number of Supramax drybulk carriers contracted to be acquired	1
Number of container vessels contracted to be acquired	4